EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE
Schedule of expenses by nature

	Year ended December 31,
	2023	2022
Employee benefits	$2,302.2	$2,011.3
Transfer and disposal costs	1,465.1	1,415.2
Interest and other finance costs	627.2	489.3
Depreciation of property and equipment	1,004.4	1,003.9
Amortization of intangible assets	485.3	515.6
Other expenses	843.9	725.9
Transaction costs	78.4	55.0
Acquisition, rebranding and other integration costs	15.3	25.8
Maintenance and repairs	525.9	480.9
Fuel costs	374.7	405.4
(Gain) loss on foreign exchange	(72.9)	217.7
Share-based payments	124.8	55.1
(Gain) loss on sale of property and equipment	(13.1)	4.7
Gain on divestiture	(580.5)	(4.9)
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Other	(23.2)	7.2
Total expenses by nature	$7,261.8	$7,141.3